Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2019	2018
Electronic equipment	$12,714,533	$11,512,111
Office furniture and equipment	3,760,690	2,272,278
Motor vehicles	760,635	694,844
Construction in progress	438,709	344,348
Computer software	1,121,528	713,021
Leasehold improvements	3,466,295	2,704,269
Total property and equipment	22,262,390	18,240,871

Accumulated depreciation	(12,146,608)	(9,950,411)

Property and equipment, net	$10,115,782	$8,290,460